AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2023

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2023

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)

Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19 - 01/01/21	$20,725,894	$33,533,842	10.19%	Quarterly (7)
Total Credit - Convertible Arbitrage		20,725,894	33,533,842	10.19

Event Driven Arbitrage (5)
Davidson Kempner Partners	01/01/10 - 07/01/12	38,990,407	74,663,519	22.69	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	34,971,948	74,956,462	22.77	Semi-Annual (7)
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	22,205,887	33,984,745	10.33	Quarterly (7)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	169,348	0.05	In Liquidation (8)
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	9,560,006	17,089,570	5.19	Quarterly
Total Event Driven Arbitrage		106,007,775	200,863,644	61.03

Fixed Income Arbitrage (6)
FFIP, L.P.	01/01/10 - 04/01/12	24,289,068	49,349,569	14.99	Annual (7)
Parsec Onshore Partners, L.P.	05/01/08 - 04/01/12	20,726,036	43,945,058	13.35	Monthly
Total Fixed Income Arbitrage		45,015,104	93,294,627	28.34

Total investments in Portfolio Funds		171,748,773	327,692,113	99.56

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 4.6638%(3) (Shares 1,769,852)		1,769,852	1,769,852	0.54

Total investments		$173,518,625	$329,461,965	100.10%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2023

(1)	Percentages are based on Members’ Capital of $329,128,183.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 04/30/2023.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
(7)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(8)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $294,533,803. Net unrealized appreciation on investments for tax purposes was $34,928,162 consisting of $37,673,660 of gross unrealized appreciation and $2,745,498 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.56% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2023

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
AG Mortgage Value Partners, L.P.	05/01/13	$861,037	$1,804,995	2.22%	Side Pockets Only (8)
Centerbridge Credit Partners, L.P.	10/01/11 - 11/01/20	10,467,655	14,206,894	17.43	Bi-Annual (7)
Davidson Kempner Distressed Opportunities Fund LP	05/01/13 - 11/01/20	10,287,205	16,374,432	20.09	Annual
Marble Ridge LP	02/01/17 - 06/01/20	2,516,749	1,039,935	1.28	In Liquidation (9)
Total Distressed - Long Biased		24,132,646	33,426,256	41.02

Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	09/01/08 - 11/01/20	13,863,876	21,819,182	26.78	In Liquidation (9)
Carronade Capital Partners, LP	02/01/21 - 07/01/21	7,625,461	7,913,281	9.71	Quarterly (6)
King Street Capital, L.P.	07/01/08	6,188,792	12,932,765	15.87	Quarterly (6)
Total Distressed - Variable Biased		27,678,129	42,665,228	52.36

Total investments in Portfolio Funds		51,810,775	76,091,484	93.38

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 4.6638%(3) (Shares 5,896,526)		5,896,526	5,896,526	7.24

Total investments		$57,707,301	$81,988,010	100.62%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2023

(1)	Percentages are based on Members’ Capital of $81,486,965.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 04/30/2023.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(6)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(7)	Portfolio Fund subject to lock-up provision up to three years.
(8)	Portfolio Fund represents investments in securities which are illiquid or are subject to an anticipated event. These securities are held by the Portfolio Fund in “side pockets.” Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities. These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Portfolio Fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.
(9)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $57,872,323. Net unrealized appreciation on investments for tax purposes was $24,115,687 consisting of $27,048,557 of gross unrealized appreciation and $2,932,870 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.38% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2023

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	07/01/11 - 05/01/15	$14,386,378	$28,111,425	6.71%	Monthly
Sachem Head LP	08/01/16 - 09/01/17	10,579,171	20,433,631	4.88	Quarterly (8)
The Children's Investment Fund LP	05/01/20	5,000,000	7,759,500	1.85	Monthly
Total Directional Equity		29,965,549	56,304,556	13.44

Equity Hedged - Generalist (5)
GMO Equity Dislocation Fund, L.P.	03/01/22 - 09/01/22	15,000,000	15,789,692	3.77	Monthly
Junto Capital Partners LP	01/01/19 - 10/01/19	32,525,875	44,578,426	10.64	Quarterly (8)
Lakewood Capital Partners, LP	07/01/17 - 05/01/19	20,723,115	27,507,912	6.57	Quarterly
MW Market Neutral TOPS Fund	10/01/20	8,031,765	17,793,806	4.25	Monthly
MW TOPS Fund	12/01/16 - 05/01/19	20,078,605	28,653,660	6.84	Monthly
Naya Fund LP	02/01/19 - 07/01/19	19,428,744	29,353,811	7.01	Quarterly
Nitorum Fund, L.P.	12/01/17 - 06/01/19	21,179,690	21,984,995	5.25	Annual
Viking Global Equities LP	08/01/06 - 03/01/11	9,752,373	36,676,380	8.76	Annual
Total Equity Hedged - Generalist		146,720,167	222,338,682	53.09

Equity Hedged - Sector Specialist (6)
Cadian Fund LP	05/01/10 - 11/01/13	9,385,550	28,135,153	6.72	Quarterly (8)
Encompass Capital Fund L.P.	07/01/16 - 05/01/22	14,787,849	25,118,441	6.00	Quarterly (8)
Long Pond Capital QP Fund, LP	02/01/14	10,051,009	19,552,027	4.67	Quarterly (8)
North River Partners, L.P.	11/01/13	12,010,447	22,083,440	5.27	Quarterly
Woodline Fund LP	08/01/20 - 04/01/21	22,789,559	29,889,406	7.14	Quarterly (8)
Total Equity Hedged - Sector Specialist		69,024,414	124,778,467	29.80

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2023

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Short-Biased Equity (7)
Ursus International Limited	11/01/13 - 12/01/17	22,445,318	10,576,101	2.53	Quarterly
Total Short-Biased Equity		22,445,318	10,576,101	2.53

Total investments in Portfolio Funds		268,155,448	413,997,806	98.86

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 4.6638%(3) (Shares 5,318,038)		5,318,038	5,318,038	1.27

Total investments		$273,473,486	$419,315,844	100.13%

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2023

(1)	Percentages are based on Members’ Capital of $418,766,289.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 04/30/2023.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(6)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.
(7)	Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.
(8)	Portfolio Fund subject to investor-level percentage limitations on redemptions.

The aggregate cost of investments for tax purposes was $330,550,770. Net unrealized appreciation on investments for tax purposes was $88,765,074 consisting of $106,706,483 of gross unrealized appreciation and $17,941,409 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.86% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of April 30, 2023:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$327,692,113
Money Market Investment	1,769,852	—	—	1,769,852
Total Investments	$1,769,852	$—	$—	$329,461,965

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$76,091,484
Money Market Investment	5,896,526	—	—	5,896,526
Total Investments	$5,896,526	$—	$—	$81,988,010

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$413,997,806
Money Market Investment	5,318,038	—	—	5,318,038
Total Investments	$5,318,038	$—	$—	$419,315,844

(1) In accordance with ASC 820-10-35-54B investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.